Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Available For Sale Securities Continuous Unrealized Loss Position Fair Value	The amortized cost, gross unrealized holding loss included in other comprehensive income, and fair value of the investment securities on December 31, 2022 are presented in the table below. The Company did not hold investment securities at December 31, 2021.

	Amortized Cost as of December 31, 2022	Gross Unrealized Holding Loss	Fair Value as of December 31, 2022
Cash e quivalents
Money Market Funds	$36,346	$—	$36,346
Short-term investments:
United States Treasury Securities	58,514	(304)	58,210
Corporate Bonds	3,581	(10)	3,571
Commercial Papers	23,142	—	23,142

	$121,583	$(314)	$121,269